ASSET RETIREMENT OBLIGATION ("ARO") - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation
Asset retirement obligation	$ 132,814	$ 102,325
Total undiscounted liability	303,300	102,300	$ 273,800
Government assistance	$ 4,594	$ 0